Note 2 - Summary of significant accounting policies: Impairment for long-lived assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 0	$ 0